Non-consolidated variable interest entities (Tables)	12 Months Ended
Dec. 31, 2013
Fnma Gnma Fhlmc Vie [Member]
Schedule Of Variable Interest Entities Text Block
(In thousands)	2013	2012
Assets
Servicing assets:
Mortgage servicing rights	$113,437	$105,246
Total servicing assets	$113,437	$105,246
Other assets:
Servicing advances	$1,416	$1,106
Total other assets	$1,416	$1,106
Total assets	$114,853	$106,352
Maximum exposure to loss	$114,853	$106,352

Prlp2011 Holdings Llc Joint Venture [Member]
Schedule Of Variable Interest Entities Text Block
(In thousands)	2013	2012
Assets
Loans held-in-portfolio:
Acquisition loan	$3,233	$52,963
Working capital line advances	390	-
Advance facility advances	16,024	7,077
Total loans held-in-portfolio	$19,647	$60,040
Accrued interest receivable	$65	$163
Other assets:
Investment in PRLP 2011 Holdings LLC	$26,596	$22,747
Total assets	$46,308	$82,950
Deposits	$(3,621)	$(7,103)
Total liabilities	$(3,621)	$(7,103)
Total net assets	$42,687	$75,847
Maximum exposure to loss	$42,687	$75,847

PR Asset Portfolio 2013-1 International, LLC [Member]
Schedule Of Variable Interest Entities Text Block
(In thousands)	December 31, 2013
Assets
Loans held-in-portfolio:
Acquisition loan	$157,660
Advances under the working capital line	1,196
Advances under the advance facility	1,427
Total loans held-in-portfolio	$160,283
Accrued interest receivable	$436
Other assets:
Investment in PR Asset Portfolio 2013-1 International, LLC	$30,478
Total assets	$191,197
Deposits	$(20,808)
Total liabilities	$(20,808)
Total net assets	$170,389
Maximum exposure to loss	$170,389